Balances and Transactions with Related Parties (Details) € in Thousands, $ in Thousands		12 Months Ended
	Dec. 28, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2011 USD ($) director	Dec. 28, 2018 EUR (€)
Details of balances with related parties
Net receivable (payable)			€ 117,700		€ 98,649
Group transactions with related parties
Percentage of profit before tax contribution to non profit organization		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Contributions to non-profit organization			€ 5,586		€ 4,282		€ 7,100
Number of directors involved in consulting services contract | director										1
Term of consulting services contract (in years)										3 years
Consulting services fee | $		$ 250		$ 1,000		$ 1,000		$ 1,000	$ 1,000	$ 1,000
Additional bonus | $										$ 2,000
Remuneration of directors representing shareholders interest			1,501		1,610
Biotest Us Corporation and Haema AG
Group transactions with related parties
Consideration for sale of subsidiary | $	$ 538,014
Scranton Enterprises BV
Details of balances with related parties
Loans	$ 95,000										€ 82,969
Scranton Enterprises BV | Fixed-interest
Group transactions with related parties
Compensation percentage	2.00%										2.00%
Scranton Enterprises BV | Variable-interest
Group transactions with related parties
Compensation on loan	EURIBOR
Associates
Details of balances with related parties
Receivables			1,883		382
Trade payables			(114)		(15,796)
Loans			18,342		50,304
Debts			(1,258)		(7,079)
Group transactions with related parties
Net sales			10,196		5,846		3,009
Purchases			(48,300)		(97,941)		(68,335)
Other service expenses			(25,638)		(21,065)		(11,798)
R&D agreements					(50)		(164)
Finance income			2,265		3,951		(440)
Finance cost			(158)		(579)		592
Total income (expense)			(61,635)		(109,838)		(77,136)
Key management personnel
Details of balances with related parties
Debts			(4,005)		(4,425)
Group transactions with related parties
Remuneration			(16,795)		(16,070)		(13,672)
Total income (expense)			(16,795)		(16,070)		(13,672)
Other related parties
Details of balances with related parties
Trade payables			(4,878)		(7,706)
Loans			86,363		82,969
Other financial assets with other related parties			34,367
Other financial liabilities with other related parties			(13,000)
Group transactions with related parties
Other service expenses			(5,586)		(4,282)		(7,100)
Operating lease expense					(5,469)		(5,426)
Payments for rights of use			(7,104)
Sale of investments					469,881
Total income (expense)			(12,690)		460,130		(12,526)
Directors
Group transactions with related parties
Other service expenses			(220)		(844)		(939)
Remuneration			(5,517)		(5,848)		(5,755)
Total income (expense)			€ (5,737)		€ (6,692)		€ (6,694)